OTHER INCOME (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER INCOME

The components of other income for the years ended June 30, 2024, 2025 and 2026, are as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Gain on derecognition of right-of-use assets (a)	8,212	170,413	154,742	952
Gain on lease modification or termination	102	10,239	—	—
Gain on disposal of property and equipment (b)	—	—	267,379	1,644
Government subsidies (c)	1,305	—	—	—
Others	6,829	1,739	10,222	63
Total	16,448	182,391	432,343	2,659

Note:

(a)	When the sublease is assessed as finance lease, the Company derecognizes the right-of-use asset relating to the head lease that it transfers to the sublessee and recognizes the net investment in sublease in the consolidated statements of financial position. Gain on derecognition of right-of-use assets represents the difference between right-of-use assets derecognized and the net investment in sublease.

(b)	During the year ended June 30, 2026, the Company sold its head-office property in Japan, comprising land, a building and related leasehold improvements, to an independent third party for consideration of JPY910,945 thousand, net of tax and brokerage fee. Upon transfer of legal title of the property in February 2026, the Company derecognized the related assets with an aggregate carrying amount of JPY627,115 thousand and recognized a gain of JPY283,830 thousand. After offsetting losses of JPY16,451 thousand from other retirements and disposals of property and equipment, the Company recognized a net gain on disposal of JPY267,379 thousand.

(c)	It represents the subsidies granted under Carbon Dioxide Emission Reduction Building Subsidy Scheme from the Shizuoka Environment Resources Association of the Japan government and Osaka District Area Revitalization Project Subsidy from the Japan government. There were no unfulfilled conditions nor other contingencies attached to the subsidies.